[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22011

MORGAN STANLEY EMERGING MARKETS DOMESTIC DEBT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount		Value
	(000)		(000)
DEBT INSTRUMENTS (93.9%)
Brazil (15.8%)
Sovereign (15.8%)
Brazil Notas do Tesouro Nacional,
10.00%, 7/1/10	BRL	109,030	$59,332
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	311,727		154,209
			213,541
Hungary (7.8%)
Sovereign (7.8%)
Republic of Hungary,
6.25%, 8/24/10	HUF	4,515,130	23,628
6.75%, 2/24/17	10,896,620		52,090
7.25%, 6/12/12	5,776,500		30,043
			105,761
Indonesia (14.0%)
Corporate (0.3%)
Pindo Deli Finance Mauritius,
Tranche A, Zero Coupon, 4/28/15(a)(b)	$137		32
Tranche A, Zero Coupon, 4/28/15(a)(b)(c)	1,390		327
Tranche B, Zero Coupon, 4/28/18(a)(b)(c)	8,336		959
Tranche C, Zero Coupon, 4/28/25(a)(b)(c)	2,227		33
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, Zero Coupon, 4/28/15(a)(b)	627		144
Tranche A, Zero Coupon, 4/28/15(a)(b)(c)	4,152		955
Tranche B, Zero Coupon, 4/28/18(a)(b)(c)	9,360		1,732
Tranche C, Zero Coupon, 4/28/27(a)(b)(c)	998		15
			4,197
Sovereign (13.7%)
Barclays Bank plc, Indonesian Government Bond Linked Notes,
10.00%, 7/17/17	IDR	750,000,000	77,131
Credit Suisse, Republic of Indonesia Government Bonds Credit Linked Notes,
10.00%, 7/15/17	154,683,530		15,908
JPMorgan Chase & Co., London, Indonesian Treasury Bill Linked Notes,
10.00%, 7/15/17	192,525,000		19,799
Republic of Indonesia,
6.88%, 1/17/18	$5,000		5,125
6.88%, 1/17/18 (c)	7,000		7,175
11.63%, 3/4/19 (c)	33,315		44,975
UBS AG, Republic of Indonesia Government Bonds Credit Linked Notes,
11.50%, 9/15/19	IDR	135,000,000	14,823
			184,936
			189,133
Malaysia (5.9%)
Sovereign (5.9%)
Government of Malaysia,
3.72%, 6/15/12	MYR	85,000	24,704
3.83%, 9/28/11	169,720		49,470
5.09%, 4/30/14	18,200		5,492
			79,666
Mexico (15.9%)
Sovereign (15.9%)
Mexican Bonos,
7.75%, 12/14/17	MXN	1,115,924	83,654
8.00%, 12/17/15	101,200		7,856
9.50%, 12/18/14	360,000		30,081
10.00%, 12/5/24 - 11/20/36	1,111,800		94,458
			216,049
Peru (1.0%)
Sovereign (1.0%)
Peru Government Bond,
7.84%, 8/12/20	PEN	36,000	13,822

Russia (2.9%)
Sovereign (2.9%)
Russian Federation (Registered),
7.50%, 3/31/30 (d)(e)	$38,400		38,736

South Africa (3.7%)
Sovereign (3.7%)
Republic of South Africa,
7.38%, 4/25/12 (d)	30,000		33,000
8.00%, 12/21/18	ZAR	140,000	17,051
			50,051
South Korea (1.5%)
Sovereign (1.5%)
Export-Import Bank of Korea,
4.50%, 8/12/09	$20,000		19,980

Thailand (5.6%)
Sovereign (5.6%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	1,597,940	49,833
5.25%, 7/13/13 - 5/12/14	795,100		25,756
			75,589
Turkey (16.1%)
Sovereign (16.1%)
Republic of Turkey,
Zero Coupon, 8/5/09 - 2/2/11	TRY	312,424	199,022
9.95%, 2/15/12	16,935		12,192
16.00%, 3/7/12	9,340		7,051
			218,265
Venezuela (3.7%)
Sovereign (3.7%)
Republic of Venezuela,
9.25%, 5/7/28	$64,500		41,602
9.38%, 1/13/34	7,500		4,894
10.75%, 9/19/13	5,000		4,275
			50,771
TOTAL DEBT INSTRUMENTS (Cost $1,273,392)			1,271,364

LOANS (2.6%)
Colombia (1.1%)
Corporate (1.1%)
MFI WWB Cali,
12.50%, 2/28/11 (f)(g)	COP	15,103,760	7,411
MFI WWB Popoyan,
12.50%, 2/28/11 (f)(g)	13,215,790		6,485
			13,896
Kazakhstan (0.4%)
Corporate (0.4%)
MFI KMF,
15.50%, 2/28/11 (f)(g)	KZT	905,197	5,764

Mexico (0.9%)
Corporate (0.9%)
MFI Finsol,
14.00%, 2/28/11 (f)(g)	MXN	161,685	12,241

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

Third Quarter Report

July 31, 2009 (unaudited)

	Face Amount		Value
	(000)		(000)
Peru (0.2%)
Corporate (0.2%)
MFI Confranz,
10.40%, 2/28/11 (f)(g)	PEN	8,672	$2,905
TOTAL LOANS (Cost $40,569)			34,806

Shares
SHORT-TERM INVESTMENTS (3.5%)
United States (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (h)	43,403,537	43,404

	Face Amount
	(000)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill,
0.13%, 11/12/09 (i)	$4,250	4,248
TOTAL SHORT-TERM INVESTMENTS (Cost $47,650)		47,652
TOTAL INVESTMENTS (100.0%) (Cost $1,361,611) +		1,353,822
LIABILITIES IN EXCESS OF OTHER ASSETS		(214,877)
NET ASSETS		$1,138,945

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2009.
(b)	Issuer is in default.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of July 31, 2009.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2009. Maturity date disclosed is the ultimate maturity date.
(f)	Security has been deemed illiquid at July 31, 2009.
(g)

At July 31, 2009, the Fund held approximately $34,806,000 of fair valued securities, representing 3.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(h)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended July 31, 2009, advisory fees paid were reduced by approximately $18,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $120,000. For the period ended July 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $552,729,000 and $514,071,000, respectively.

(i)	Rate shown is the yield to maturity at July 31, 2009.
+

At July 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $1,361,611,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $7,789,000 of which $79,874,000 related to appreciated securities and $87,663,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	210,000	$112,555	8/4/09	USD	107,116	$107,116	$(5,439)
BRL	210,000	111,889	9/2/09	USD	111,170	111,170	(719)
USD	111,821	111,821	8/4/09	BRL	210,000	112,555	734
USD	21,470	21,470	8/14/09	RUB	699,707	22,182	712
		$357,735				$353,023	$(4,712)

BRL	— Brazilian Real
COP	— Colombian Peso
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Sol
RUB	— Russian Ruble
THB	— Thailand Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
U.S. Treasury 10 yr. Note	848	$99,455	Sep-09	$(634)

At July 31, 2009, the Fund had a reverse repurchase agreement outstanding with UBS as follows:

Maturity in
Less than
365 Days

Value of Securities Subject to Repurchase	$32,088,000
Liability Under Reverse Repurchase Agreement	$24,729,000
Weighted Average Days to Maturity	122.46

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Debt Instruments
Sovereign	$—	$1,267,167	$—	$1,267,167
Corporate	—	4,197	—	4,197
Total Debt Instruments	—	1,271,364	—	1,271,364
Foreign Currency Exchange Contracts	—	1,446	—	1,446
Loans
Corporate	—	—	34,806	34,806
Short-Term Investments
Investment Company	43,404	—	—	43,404
U.S. Treasury Security	—	4,248	—	4,248
Total Short-Term Investments	43,404	4,248	—	47,652
Total Assets	43,404	1,277,058	34,806	1,355,268

Liabilities:
Foreign Currency Exchange Contracts	—	(6,158)	—	(6,158)
Futures Contracts	(634)	—	—	(634)
Reverse Repurchase Agreement	—	(24,651)	—	(24,651)
Total Liabilities	(634)	(30,809)	—	(31,443)
Total	$42,770	$1,246,249	$34,806	$1,323,825

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Loans
Balance as of 10/31/08	$34,807
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1)
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 7/31/09	$34,806
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 7/31/09.	$(1)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

Notes to Portfolio of Investments

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, nterest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation — Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 17, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 17, 2009